RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2024	2023
Cash compensation - salaries, short-term incentives, and other benefits	$10.7	$9.0
Long-term incentives, including share-based payments	9.9	4.2
Termination and post-retirement benefits	2.1	3.5
Total compensation paid to key management personnel	$22.7	$16.7